As filed with the Securities and Exchange Commission on October 16, 2000


Registration No. 333-48973

                      U.S. SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549

                                    FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / X /

PRE-EFFECTIVE AMENDMENT NO.                                    /  1  /
                                                                    -

POST-EFFECTIVE AMENDMENT NO.                                   /   /

                       OPPENHEIMER INTERNATIONAL BOND FUND

                  6803 South Tucson Way, Englewood, Colorado 80112
                    (Address of Principal Executive Offices)

                                  303-768-3200
                         (Registrant's Telephone Number)

                              Andrew J. Donohue, Esq.
                     Executive Vice President & General Counsel
                               OppenheimerFunds, Inc.
               Two World Trade Center, New York, New York 10048-0203
                                 (212) 323-0256
                      (Name and Address of Agent for Service)

     As soon as practicable after the Registration Statement becomes effective.
                   (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: for Class A, Class B, and Class C shares of the Oppenheimer International Bond Fund

The Registrant hereby undertakes that it will amend the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to
Section 8(a), shall determine.

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 16th day of October, 2000.

                                          Oppenheimer World Bond Fund


                                          /s/ Leon Levy*

                                          Chairman of the
                                          Board of Trustees

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                        Date

/s/ Leon Levy*                Chairman of the               October 16, 2000
-------------------------------------      Board of Trustees
Leon Levy

/s/ Donald W. Spiro*                Vice Chairman and       October 16, 2000
-------------------------------------      Trustee
Donald W. Spiro

/s/ Robert G. Galli*                Trustee                 October 16, 2000
-------------------------------------
Robert G. Galli

/s/ Phillip A. Griffiths                   Trustee
October 16, 2000
------------------------------------
Phillip A. Griffiths

/s/ Benjamin Lipstein*        Trustee                       October 16, 2000
-------------------------------------
Benjamin Lipstein

/s/ Bridget A. Macaskill*           President,               October 16, 2000
-------------------------------------      Principal Executive
Bridget A. Macaskill                Officer, Trustee

/s/ Elizabeth B. Moynihan*          Trustee                   October 16, 2000
-------------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*       Trustee                         October 16, 2000
-------------------------------------
Kenneth A. Randall

/s/ Edward V. Regan*                Trustee                   October 16, 2000
-------------------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*       Trustee                   October 16, 2000
-------------------------------------
Russell S. Reynolds, Jr.

/s/ Brian W. Wixted*                Treasurer                 October 16, 2000
-------------------------------------
Brian W. Wixted

/s/ Clayton K. Yeutter*       Trustee                         October 16, 2000
-------------------------------------
Clayton K. Yeutter


*By: /s/ Robert G. Zack
---------------------------------------------
October 16, 2000
Robert G. Zack, Attorney-in-Fact